ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES
ORDINARY SHARES

6. ORDINARY SHARES

        On June 10, 2011, the Company completed an initial public offering of 154,254,480 ordinary shares on New York Stock Exchange and received proceeds of $64,555,500, net of underwriting discounts and commissions of $4,859,016. On June 8, 2011, the Company listed its ADSs on the New York Stock Exchange, or NYSE, under the ticker symbol "TAOM". As of December 31, 2013 and 2014, the Group had 16,557,901 and 6,596,410 ordinary shares respectively, including restricted shares, which were legally issued according to its share incentive plans, but were not deemed issued or outstanding from an accounting perspective.